Debt and Convertible Preferred Stock Warrants - Schedule of Outstanding Convertible Preferred Stock Warrants (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Silicon Valley Bank [Member] | Series A Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.53
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	60,703
Description Of Expiry Period Of Warrants Or Rights	December 2026
Silicon Valley Bank [Member] | Series B Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	125,944
Description Of Expiry Period Of Warrants Or Rights	July to November 2027
Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Series C Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.42
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	310,637
Description Of Expiry Period Of Warrants Or Rights	April 2028
Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Series D Redeemable Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	238,476
Description Of Expiry Period Of Warrants Or Rights	June 2026 to May 2029